Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets	$ 418,932	$ 371,792
United States [Member]
Long-lived assets	131,689	98,717
Other Americas [Member]
Long-lived assets	2,196	2,579
Total Americas [Member]
Long-lived assets	133,885	101,296
Europe [Member]
Long-lived assets	272,227	259,220
Asia Pacific and Rest of World [Member]
Long-lived assets	$ 12,820	$ 11,276